CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,
	2024	2023
Total cash and cash equivalents	29,836	43,471
Short term investment	—	—
Total cash and cash equivalents	29,836	43,471